Investment Objectives and Goals	Apr. 19, 2026
Aptus January Deep Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus January Deep Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus January Deep Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.

Aptus April Deep Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus April Deep Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus April Deep Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.

Aptus July Deep Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus July Deep Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus July Deep Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.

Aptus October Deep Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus October Deep Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Aptus October Deep Buffer ETF (the “Fund”) seeks to provide investors with returns that match the share price performance of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside Cap, as defined below, before fees and expenses, while providing a Buffer, as defined below, against a predetermined percentage, before fees and expenses, of Underlying ETF losses over a twelve-month Investment Period, as defined in the table below.

Aptus Laddered Deep Buffer ETF
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Laddered Deep Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Laddered Deep Buffer ETF (the “Fund”) seeks to provide investors with capital appreciation.